Asbestos - Asbestos-Related Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2015	Mar. 31, 2014
Insurance [Abstract]
Asbestos liability - current	$ (131.6)	$ (134.5)
Asbestos liability - non-current	(1,290.0)	(1,571.7)
Asbestos liability - Total	(1,421.6)	(1,706.2)
Insurance receivable - current	16.7	28.0
Insurance receivable - non-current	161.9	198.1
Insurance receivable - Total	178.6	226.1
Workers' compensation asset - current	4.5	4.3
Workers' compensation asset - non-current	45.5	47.6
Workers' compensation liability - current	(4.5)	(4.3)
Workers' compensation liability - non-current	(45.5)	(47.6)
Workers' compensation - Total	0	0
Loan facility	(13.6)	(47.0)
Other net liabilities	(1.5)	(0.8)
Restricted cash and cash equivalents and restricted short-term investment assets of AICF	22.0	60.3
Net AFFA liability	(1,236.1)	(1,467.6)
Deferred income taxes - current	15.9	16.5
Deferred income taxes - non-current	389.3	455.2
Deferred income taxes - Total	405.2	471.7
Income tax payable	19.2	16.7
Net Unfunded AFFA liability, net of tax	$ (811.7)	$ (979.2)